Income Taxes (Tables)	12 Months Ended
Jul. 03, 2016
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014

Currently payable:
Federal	$18	$9,891	$4,811
State	130	657	252
Foreign	1,893	2,164	2,164
	2,041	12,712	7,227
Deferred tax provision (benefit)	3,027	(3,330)	1,447
	$5,068	$9,382	$8,674

Difference Between Income Taxes Computed at the Federal Statutory Tax Rate and the Provision for Income Taxes

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	Years Ended
	July 3, 2016	June 28, 2015	June 29, 2014
US statutory rate	34.0%	34.7%	34.5%
State taxes, net of Federal tax benefit	1.3	0.7	1.0
Foreign subsidiaries	0.6	(1.3)	(0.9)
Non-controlling interest	(9.3)	(4.1)	(3.5)
Other	(0.2)	(2.4)	0.1
	26.4%	27.6%	31.2%

Components of Deferred Tax Assets

The components of deferred tax assets were as follows (thousands of dollars):

	July 3, 2016	June 28, 2015
Deferred income taxes:
Unrecognized pension and postretirement benefit plan liabilities	$14,579	$11,125
Accrued warranty	1,376	3,250
Payroll-related accruals	2,108	2,314
Customer sales concession reserve	-	1,465
Stock-based compensation	1,258	928
Inventory reserve	873	722
Environmental reserve	505	512
Repair and maintenance supply parts reserve	259	229
Allowance for doubtful accounts	185	185
NOL/credit carry-forwards	145	105
Postretirement obligations	(227)	(63)
Accumulated depreciation	(6,135)	(5,253)
Accrued pension obligations	(13,197)	(12,594)
Joint Ventures	1,706	481
Other	1,952	1,554
	$5,387	$4,960

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended July 3, 2016 and June 28, 2015 (thousands of dollars):

	Years Ended
	July 3, 2016	June 28, 2015
Unrecognized tax benefits, beginning of year	$437	$1,289
Gross increases – tax positions in prior years	—	3
Gross decreases – tax positions in prior years	(3)	—
Gross increases – current period tax positions	71	146
Tax Years Closed	(64)	(1,001)
Unrecognized tax benefits, end of year	$441	$437